GuidePath® Growth and Income Fund
Schedule of Investments (Unaudited)
December 31, 2019

Number of Shares		Value
	COMMON STOCKS - 34.71%
	Aerospace & Defense - 0.95%
864	Boeing Co.	$281,456
131	Lockheed Martin Corp.	51,009
		332,465
	Air Freight & Logistics - 0.50%
1,510	United Parcel Service, Inc. - Class B (a)	176,761
	Auto Components - 0.08%
319	Autoliv, Inc.	26,927
	Banks - 1.58%
1,828	Citizens Financial Group, Inc.	74,235
1,917	East West Bancorp, Inc.	93,358
3,474	Regions Financial Corp.	59,614
2,690	Truist Financial Corp.	151,501
2,941	U.S. Bancorp	174,371
		553,079
	Beverages - 2.18%
6,929	Coca-Cola Co.	383,520
2,790	PepsiCo, Inc.	381,309
		764,829
	Biotechnology - 2.09%
3,070	AbbVie, Inc. (a)	271,818
1,227	Amgen, Inc.	295,792
2,563	Gilead Sciences, Inc.	166,544
		734,154
	Capital Markets - 1.02%
266	BlackRock, Inc.	133,718
588	CME Group, Inc.	118,023
535	State Street Corp. (a)	42,319
521	T. Rowe Price Group, Inc.	63,479
		357,539
	Chemicals - 0.38%
182	Air Products & Chemicals, Inc.	42,768
983	LyondellBasell Industries NV - Class A	92,873
		135,641
	Communications Equipment - 0.98%
7,125	Cisco Systems, Inc.	341,715
	Consumer Finance - 0.17%
1,677	Synchrony Financial	60,389
	Containers & Packaging - 0.17%
1,274	International Paper Co.	58,668
	Diversified Telecommunication Services - 2.33%
12,567	AT&T, Inc.	491,119
5,301	Verizon Communications, Inc.	325,481
		816,600
	Electric Utilities - 1.61%
804	American Electric Power Co., Inc.	75,986
1,562	Duke Energy Corp.	142,470
533	Eversource Energy	45,342
668	NextEra Energy, Inc.	161,763
2,561	PPL Corp.	91,889
745	Xcel Energy, Inc. (a)	47,300
		564,750
	Electrical Equipment - 0.64%
1,193	Eaton Corp. PLC	113,001
1,447	Emerson Electric Co.	110,348
		223,349
	Electronic Equipment, Instruments & Components - 0.14%
1,706	Corning, Inc.	49,662
	Food & Staples Retailing - 0.49%
837	Sysco Corp.	71,597
1,701	Walgreens Boots Alliance, Inc.	100,291
		171,888
	Food Products - 0.43%
1,375	Archer-Daniels-Midland Co.	63,731
1,625	General Mills, Inc.	87,035
		150,766
	Health Care Providers & Services - 0.52%
2,449	CVS Health Corp.	181,936
	Hotels, Restaurants & Leisure - 1.17%
821	Carnival Corp.	41,731
1,042	Las Vegas Sands Corp.	71,940
1,529	McDonald's Corp.	302,145
		415,816
	Household Products - 1.99%
1,897	Colgate-Palmolive Co.	130,589
609	Kimberly-Clark Corp.	83,768
3,886	Procter & Gamble Co.	485,362
		699,719
	Industrial Conglomerates - 0.55%
1,093	3M Co.	192,827
	Insurance - 0.38%
1,914	Aflac, Inc.	101,250
247	Travelers Cos., Inc.	33,827
		135,077
	IT Services - 0.77%
1,680	International Business Machines Corp.	225,187
550	Paychex, Inc.	46,783
		271,970
	Leisure Products - 0.18%
582	Hasbro, Inc.	61,465
	Machinery - 0.43%
109	Cummins, Inc.	19,507
313	Illinois Tool Works, Inc.	56,224
967	PACCAR, Inc.	76,490
		152,221
	Metals & Mining - 0.15%
920	NUCOR Corp.	51,778
	Multiline Retail - 0.51%
572	Kohl's Corp.	29,143
1,168	Target Corp.	149,750
		178,893
	Multi-Utilities - 0.71%
547	Consolidated Edison, Inc.	49,487
223	DTE Energy Co. (a)	28,961
1,262	Public Service Enterprise Group, Inc.	74,521
308	Sempra Energy	46,656
540	WEC Energy Group, Inc.	49,804
		249,429
	Oil, Gas & Consumable Fuels - 1.97%
6,037	Exxon Mobil Corp. (a)	421,261
1,395	Marathon Petroleum Corp.	84,049
899	Phillips 66	100,158
925	Valero Energy Corp. (a)	86,626
		692,094
	Pharmaceuticals - 4.34%
3,464	Bristol-Myers Squibb Co. (a)	222,354
3,426	Johnson & Johnson (a)	499,752
4,633	Merck & Co., Inc.	421,371
9,742	Pfizer, Inc.	381,692
		1,525,169
	Semiconductors & Semiconductor Equipment - 2.63%
457	Analog Devices, Inc. (a)	54,310
651	Broadcom, Inc. (a)	205,729
7,136	Intel Corp. (a)	427,090
1,822	Texas Instruments, Inc.	233,744
		920,873
	Specialty Retail - 1.14%
380	Best Buy Co., Inc.	33,364
1,674	Home Depot Inc.	365,568
		398,932
	Technology Hardware, Storage & Peripherals - 0.21%
3,615	HP, Inc.	74,288
	Textiles, Apparel & Luxury Goods - 0.15%
516	VF Corp.	51,425
	Tobacco - 1.17%
3,491	Altria Group, Inc.	174,236
2,767	Philip Morris International, Inc.	235,444
		409,680
	Total Common Stocks (Cost $11,399,407)	12,182,774

	INVESTMENT COMPANIES - 35.25%
	Exchange Traded Funds - 35.25%
158,858	Schwab U.S. Large-Cap ETF (a)	12,201,883
1,858	SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	169,877
		12,371,760
	Total Investment Companies (Cost $11,584,984)	12,371,760

	SHORT TERM INVESTMENTS - 15.28%
	Money Market Funds - 15.28%
5,362,432	DWS Government Money Market Series - Institutional Shares
	Effective Yield, 1.55% (b)	5,362,432
	Total Short Term Investments (Cost $5,362,432)	5,362,432

Principal
Amount
	U.S. TREASURY OBLIGATIONS - 14.27%
	U.S. Treasury Notes
$1,250,000	1.625%, 03/15/2020	1,249,927
1,250,000	1.500%, 06/15/2020	1,249,609
1,250,000	1.375%, 09/15/2020	1,247,803
1,250,000	2.500%, 12/31/2020	1,260,571
	Total U.S. Treasury Obligations (Cost $5,004,937)	5,007,910

	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 8.61%
	Investments Purchased with Proceeds from Securities Lending - 8.61%
3,022,522	Mount Vernon Liquid Assets Portfolio, LLC
	Effective Yield, 1.80% (b)	3,022,522
	Total Investments Purchased with Proceeds from Securities Lending (Cost $3,022,522)	3,022,522

	Total Investments (Cost $36,374,282) - 108.12%	37,947,398
	Liabilities in Excess of Other Assets - (8.12)%	(2,848,941)
	TOTAL NET ASSETS - 100.00%	$35,098,457

Percentages are stated as a percent of net assets.
(a)	All or portion of this security is on loan.
(b)	Seven-day yield as of December 31, 2019.

GuidePath® Growth and Income Fund
Schedule of Open Futures Contracts (Unaudited)
December 31, 2019

Description	Number of Contracts Purchased / (Sold)	Notional Value	Settlement Month	Value/ Unrealized Appreciation (Depreciation)
E-mini S&P 500 Futures	53	$8,562,415	Mar-20	$98,117
				$98,117

GuidePath® Growth and Income Fund
Schedule of Options Written (Unaudited)
December 31, 2019

	Options on Equities
Notional Amount	Put Options	Value
644,000	CBOE S&P 500 Index
	Counterparty: NatWest Market Securities
	Expiration: January, 2020
	Exercise Price: $3,210.00	$8,618
322,000	CBOE S&P 500 Index
	Counterparty: NatWest Market Securities
	Expiration: January, 2020
	Exercise Price: $3,130.00	510
644,000	CBOE S&P 500 Index
	Counterparty: NatWest Market Securities
	Expiration: January, 2020
	Exercise Price: $3,160.00	1,560
644,000	CBOE S&P 500 Index
	Counterparty: NatWest Market Securities
	Expiration: January, 2020
	Exercise Price: $3,190.00	2,040
966,000	CBOE S&P 500 Index
	Counterparty: NatWest Market Securities
	Expiration: January, 2020
	Exercise Price: $3,190.00	7,503
966,000	CBOE S&P 500 Index
	Counterparty: NatWest Market Securities
	Expiration: January, 2020
	Exercise Price: $3,200.00	8,739
322,000	CBOE S&P 500 Index
	Counterparty: NatWest Market Securities
	Expiration: January, 2020
	Exercise Price: $3,220.00	3,279
644,000	CBOE S&P 500 Index
	Counterparty: NatWest Market Securities
	Expiration: January, 2020
	Exercise Price: $3,220.00	8,260
322,000	CBOE S&P 500 Index
	Counterparty: NatWest Market Securities
	Expiration: February, 2020
	Exercise Price: $3,210.00	4,909
1,938,000	S&P 500 Index
	Counterparty: NatWest Market Securities
	Expiration: January, 2020
	Exercise Price: $3,190.00	10,290
640,000	S&P 500 Index
	Counterparty: NatWest Market Securities
	Expiration: January, 2020
	Exercise Price: $3,200.00	3,744
644,000	S&P 500 Index
	Counterparty: NatWest Market Securities
	Expiration: January, 2020
	Exercise Price: $3,220.00	4,754
	Total Written Options (Premiums Received $91,998)	64,206